Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Employee Benefits Liability

Employee benefits liability as of December 31, 2025, 2024 and 2023 are comprised as follows:

	Retirement benefits	Termination benefits	2025	2024	2023

Vested benefits Obligation	$-	$4,744	$4,744	$4,123	$4,431
Plus, Non-Vested Benefits Obligation	96,017	122,209	218,226	172,877	180,743
Defined Benefits Obligation	96,017	126,953	222,970	177,000	185,174

Projected Net Liability	$96,017	$126,953	$222,970	$177,000	$185,174

Schedule of Net Cost for the Period Booked in Profit and Loss

Net cost for the period booked in profit and loss is comprised as follows:

	Retirement benefits	Termination benefits	2025	2024	2023

Service cost	6,323	$9,867	$16,190	$16,483	$15,206
Net interest	10,074	12,459	22,533	20,391	18,632
Early settlement of obligations	148	2,458	2,606
Labor cost of past services	(3,447)	0	(3,447)	(13,880)	(2,528)
Net Cost for the period	$13,098	$24,784	$37,882	$22,994	$31,310

Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations	Main actuarial hypothesis used in the actuarial computations are:
	2025	2024	2023

Discount rate	9.20%	10.55%	9.05%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%

Schedule of DBO Amount Recorded in the Balance Sheet

The DBO amount recorded in the balance sheet as of December 31, 2025 and 2024 are $222,970 and $177,000, respectively.

	2025	2024

Defined benefit obligations (DBO) changes in present	$177,000	$185,174

DBO present value at January 1st	177,000	185,174
Past services labor cost	(3,447)	(13,880)
Current service labor cost	16,190	16,483
Interest expense	22,533	20,391
Paid benefits	(16,565)	(12,945)
Early settlement of obligations	2,606
Actuarial gains and losses in obligations	24,653	(18,223)
DBO present value at December 31st	$222,970	$177,000
Changes in projected net liabilities
Initial PNL	$177,000	$185,174
Net cost for the period	37,882	22,994
Paid benefits	(16,565)	(12,945)
Previous years effect on profit and loss	24,653	(18,223)
Final PNL	$222,970	$177,000
Defined benefits obligations (DBO)	$222,970	$177,000